Summary of profit and equity changes of foreign exchange rates (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial Instruments Risk
Profit and equity of foreign exchange loss	$ (121,898)	$ (15,397)
Profit and equity of foreign exchange gain	(10,677)	(20,997)
Profit and equity of foreign exchange gain	$ 10,677	$ 20,997